UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/         Michael Klarman     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $2,086,767 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    27084   339400 SH       SOLE                   339400        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    44158  1250927 SH       SOLE                  1250927        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    45220  1281000 SH  CALL SOLE                  1281000        0        0
ASHLAND INC NEW                COM              044209104    18213   226500 SH       SOLE                   226500        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     8685   500000 SH  CALL SOLE                   500000        0        0
BUNGE LIMITED                  COM              G16962105    17576   241800 SH       SOLE                   241800        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     8826   894200 SH       SOLE                   894200        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    22344  1189800 SH       SOLE                  1189800        0        0
DOLAN CO                       COM              25659P402     1875   482000 SH       SOLE                   482000        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106     8943   129200 SH       SOLE                   129200        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    16756   110700 SH       SOLE                   110700        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    30968  1315000 SH       SOLE                  1315000        0        0
FIRST AMERN FINL CORP          COM              31847R102     9034   375000 SH       SOLE                   375000        0        0
GNC HLDGS INC                  COM CL A         36191G107    27456   825000 SH       SOLE                   825000        0        0
HALLIBURTON CO                 COM              406216101    52115  1502300 SH       SOLE                  1502300        0        0
HOLOGIC INC                    COM              436440101    34994  1748800 SH       SOLE                  1748800        0        0
HUMANA INC                     COM              444859102    13733   200100 SH       SOLE                   200100        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204     6151  1268300 SH       SOLE                  1268300        0        0
INGERSOLL-RAND PLC             SHS              G47791101    30124   628100 SH       SOLE                   628100        0        0
INTERMUNE INC                  COM              45884X103    14407  1486800 SH       SOLE                  1486800        0        0
ISHARES TR                     RUSSELL 2000     464287655   255692  3032400 SH  PUT  SOLE                  3032400        0        0
KODIAK OIL & GAS CORP          COM              50015Q100      335    37800 SH       SOLE                    37800        0        0
LAS VEGAS SANDS CORP           COM              517834107    40099   868700 SH       SOLE                   868700        0        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    54042   797548 SH       SOLE                   797548        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    95418   822500 SH       SOLE                   822500        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    26644   282600 SH       SOLE                   282600        0        0
NEWS CORP                      CL A             65248E104    93165  3652100 SH       SOLE                  3652100        0        0
NEWS CORP                      CL A             65248E104    11303   443100 SH  CALL SOLE                   443100        0        0
OIL STS INTL INC               COM              678026105    96558  1349700 SH       SOLE                  1349700        0        0
PRICELINE COM INC              COM NEW          741503403    78523   126570 SH       SOLE                   126570        0        0
QUALCOMM INC                   COM              747525103    44001   711300 SH       SOLE                   711300        0        0
QUALCOMM INC                   COM              747525103    45201   730700 SH  CALL SOLE                   730700        0        0
SHIRE PLC                      SPONSORED ADR    82481R106     5153    55900 SH       SOLE                    55900        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   263545  1850600 SH  PUT  SOLE                  1850600        0        0
STARBUCKS CORP                 COM              855244109    38362   715300 SH       SOLE                   715300        0        0
TEEKAY CORPORATION             COM              Y8564W103    62996  1962500 SH       SOLE                  1962500        0        0
TYSON FOODS INC                CL A             902494103    38897  2005000 SH       SOLE                  2005000        0        0
UNITEDHEALTH GROUP INC         COM              91324p102    32316   595800 SH       SOLE                   595800        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    22067   456400 SH       SOLE                   456400        0        0
VALERO ENERGY CORP NEW         COM              91913y100    25525   748100 SH       SOLE                   748100        0        0
VIACOM INC NEW                 CL B             92553p201    56078  1063300 SH       SOLE                  1063300        0        0
VIACOM INC NEW                 CL B             92553p201    81958  1554000 SH  CALL SOLE                  1554000        0        0
WABCO HLDGS INC                COM              92927K102    53997   828300 SH       SOLE                   828300        0        0
WELLPOINT INC                  COM              94973V107      610    10000 SH  CALL SOLE                    10000        0        0
WILLIAMS COS INC DEL           COM              969457100    35402  1081300 SH       SOLE                  1081300        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    90218  1695500 SH       SOLE                  1695500        0        0